Financial Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value of earn-out obligation	$ 11,747,441
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value of earn-out obligation	(11,747,441)
Accretion expense related to fair value of earn-out obligation	$ 473,738
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Downward adjustment of the discount rate	3.80%	3.59%
Increase (decrease) in fair value of earn-out obligation	$ (11,747,441)
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Customer represents concentration of credit risk	No one customer
Credit risk [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Customer accounts for percentage of entitys revenue	10.00%
1% increase in the discount rate [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value of earn-out obligation	$ (26,819)
Accretion expense related to fair value of earn-out obligation		$ 473,738
10% increase in interest rate [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in net income	(164,000)	(92,000)
10% decrease in interest rate [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in net income	164,000	$ 92,000
GAA [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Additional amount payable	$ 14,655,000
Payable period	4.5 years